Submission	Mar. 27, 2025
Submission [Line Items]
Central Index Key	0001571996
Registrant Name	Dell Technologies Inc.
Registration File Number	333-269159
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES